Summary of arm’s length transactions with related parties (Details) (Parenthetical) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables		₨ 530	₨ 530
Impairment of trade receivables
Joint Venture One [Member]
IfrsStatementLineItems [Line Items]
Provision for impairment on loans to joint venture			1,000
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Provision for impairment on loans to joint venture
Receivable joint ventures		73,719	73,719
Receivable joint ventures (net of allowance)
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Trade receivables	[1],[2]	₨ 530	₨ 530

[1]	Provision for impairment on loans to joint venture is INR Nil (March 31, 2023: INR 1,000). Cumulative provision for impairment on loans to joint venture as on March 31, 2024 is INR 73,719 (March 31, 2023: INR 73,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2024 is INR Nil (March 31, 2023: INR Nil), refer to note 27.
[2]	Trade receivables includes advance given against the future bookings amounting INR 530 (March 31, 2023: 530). Provision for impairment on trade receivables INR Nil (March 31, 2023: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2024 is INR 530 (March 31, 2023: INR 530), refer to note 26.